Earnings per share (Tables)	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Schedule of Net (loss) profit Per Share

Net (loss)/profit per share is presented below:

	Year ended March 31
	2019	2020	2021	2021
	(INR)	(INR)	(INR)	(US$)
	(amounts in millions, except share and per share data)
Net profit / (loss) attributable to APGL equity shareholders (A)	78	(2,269)	(4,206)	(57.3)
Shares outstanding for allocation of undistributed income:
Equity shares	41,040,028	47,650,750	48,195,962	48,195,962
Weighted average shares outstanding
Equity shares – Basic (B)	33,063,832	43,048,026	47,979,581	47,979,581
Equity shares – Diluted (C)	33,968,127	43,048,026	47,979,581	47,979,581
Net (loss)/profit per share — basic and diluted
Equity earnings/(loss) per share – Basic (D=A/B)	2.37	(52.71)	(87.66)	(1.20)
Equity earnings/(loss) per share – Diluted (E=A/C)	2.31	(52.71)	(87.66)	(1.20)